UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
May 10, 2022 to December 1, 2022

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
333-263719-01	PG&E WILDFIRE RECOVERY FUNDING LLC (Delaware) 77 Beale Street, P.O. Box 770000, San Francisco, California 94117 415-973-7000	88-1113018
1-2348	PACIFIC GAS AND ELECTRIC COMPANY (Depositor and Sponsor) (California) 77 Beale Street, P.O. Box 770000, San Francisco, California 94117 415-973-7000	94-0742640
Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Recovery Bonds, Series 2022-A-1	☐	☐	☒
Senior Secured Recovery Bonds, Series 2022-A-2	☐	☐	☒
Senior Secured Recovery Bonds, Series 2022-A-3	☐	☐	☒
Senior Secured Recovery Bonds, Series 2022-A-4	☐	☐	☒
Senior Secured Recovery Bonds, Series 2022-A-5	☐	☐	☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is November 30, 2022.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated May 3, 2022, of PG&E Wildfire Recovery Funding LLC (Issuing Entity) relating to the Senior Secured Recovery Bonds, Series 2022-A (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended on May 5, 2022.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 1, 2022, distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 4. Defaults Upon Senior Securities.
•Item 5. Submission of Matters to a Vote of Security Holders.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description

3.1
Certificate of Formation of PG&E Wildfire Recovery Funding LLC (incorporated by reference to the Registration Statement on Form SF-1 of Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-2348 and 333-263719-01) filed on March 21, 2022, Exhibit 3.1)

3.2
Amended and Restated Limited Liability Company Agreement of PG&E Wildfire Recovery Funding LLC (incorporated by reference to a Current Report on Form 8-K of Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-2348 and 333-263719-01) filed May 5, 2022, Exhibit 3.2)

4.1
Indenture between PG&E Wildfire Recovery Funding LLC and The Bank of New York Mellon Trust Company, N.A. dated May 10, 2022 (including forms of Senior Secured Recovery Bonds) (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-263719-01) filed May 11, 2022, Exhibit 4.1)

4.2
Series Supplement between PG&E Wildfire Recovery Funding LLC and The Bank of New York Mellon Trust Company, N.A. dated May 10, 2022 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-263719-01) filed May 11, 2022, Exhibit 4.2)

10.1
Recovery Property Servicing Agreement between PG&E Wildfire Recovery Funding LLC and Pacific Gas and Electric Company, as Servicer, dated May 10, 2022 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-263719-01) filed May 11, 2022, Exhibit 10.1)

10.2
Recovery Property Purchase and Sale Agreement between PG&E Wildfire Recovery Funding LLC and Pacific Gas and Electric Company, as Seller, dated May 10, 2022 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-263719-01) filed May 11, 2022, Exhibit 10.2)

10.3
Administration Agreement between PG&E Wildfire Recovery Funding LLC and Pacific Gas and Electric Company, as Administrator, dated May 10, 2022 (incorporated by reference to a Current Report on Form 8-K of PG&E Corporation, Pacific Gas and Electric Company and PG&E Wildfire Recovery Funding LLC (File Nos. 1-12609, 1-2348 and 333-263719-01) filed May 11, 2022, Exhibit 10.3)

*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated November 23, 2022

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 13, 2022	PG&E Wildfire Recovery Funding LLC
(Issuing Entity)

	By:	Pacific Gas and Electric Company, as Servicer

	By:	/s/ MARGARET K. BECKER
Margaret K. Becker
Vice President and Treasurer